UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                                            Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                                       Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2014 (unaudited)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government and Agency Securities 42.7%
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	$275,000	$311,018
FHLB, 1.75%, 9/11/15	250,000	255,649
FHLB, 3.125%, 3/11/16	1,000,000	1,055,503
FHLB, 5.375%, 5/18/16	975,000	1,082,225
FHLMC, 0.50%, 5/13/16	750,000	752,349
FHLMC, senior bond, 4.75%, 1/19/16	250,000	270,829
FHLMC, senior note, 5.00%, 4/18/17	250,000	282,253
FHLMC, 5.25%, 4/18/16	425,000	468,955
FNMA, 0.375%, 7/05/16	1,000,000	996,736
FNMA, senior note, 4.375%, 10/15/15	1,000,000	1,066,042
FNMA, 5.00%, 2/13/17	500,000	561,629
Overseas Private Investment Corp., Strip, 11/18/16	250,000	249,964
TVA, 5.50%, 7/18/17	500,000	573,807
U.S. Treasury Note,
0.25%, 10/15/15 - 10/31/15	735,000	735,172
0.375%, 11/15/15	1,350,000	1,352,847
1.50%, 6/30/16 - 7/31/16	1,485,000	1,521,733
1.75%, 5/31/16	300,000	308,953
Total U.S. Government and Agency Securities (Cost $11,864,881)		11,845,664
Mortgage-Backed Securities 61.5%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 22.6%
FHLMC, 1.979%, 4/01/28	251,103	267,693
FHLMC, 2.10%, 8/01/33	190,714	201,639
FHLMC, 2.175%, 4/01/37	102,718	109,270
FHLMC, 2.222%, 3/01/35	676,566	717,103
FHLMC, 2.241%, 8/01/34	805,716	856,098
FHLMC, 2.285%, 1/01/38	113,800	121,887
FHLMC, 2.35%, 10/01/33	43,368	46,178
FHLMC, 2.35%, 1/01/36	73,232	78,360
FHLMC, 2.366%, 1/01/35	31,796	33,887
FHLMC, 2.375%, 11/01/33	62,176	64,838
FHLMC, 2.375%, 11/01/33	44,252	45,767
FHLMC, 2.395%, 4/01/36	329,381	351,375
FHLMC, 2.424%, 6/01/37	348,716	369,503
FHLMC, 2.44%, 3/01/35	60,082	64,010
FHLMC, 2.534%, 11/01/33	68,042	70,042
FHLMC, 2.55%, 1/01/36	44,685	47,462
FHLMC, 2.55%, 1/01/36	123,938	131,781
FHLMC, 2.602%, 9/01/36	282,700	303,253
FHLMC, 2.608%, 12/01/36	162,593	172,467
FHLMC, 2.61%, 4/01/37	167,459	179,363
FHLMC, 2.658%, 9/01/35	430,778	460,884
FHLMC, 2.752%, 6/01/41	770,828	822,510
FHLMC, 4.677%, 5/01/34	63,707	67,192
FHLMC, 4.859%, 3/01/34	57,732	59,776
FHLMC, 5.029%, 7/01/34	489,936	517,658
FHLMC, 5.093%, 7/01/34	48,207	51,614
FHLMC, 5.101%, 9/01/34	42,395	43,632
		6,255,242
[b]Federal National Mortgage Association (FNMA) Adjustable Rate 33.8%
FNMA, 1.885%, 2/01/33	277,707	290,672
FNMA, 1.90%, 9/01/35	238,423	251,204
FNMA, 1.921%, 3/01/35	813,799	851,585
FNMA, 2.071%, 6/01/35	236,320	249,915
FNMA, 2.254%, 9/01/35	298,561	318,577
FNMA, 2.295%, 2/01/35	247,817	266,490
FNMA, 2.31%, 9/01/35	411,712	439,043
FNMA, 2.343%, 7/01/35	660,269	704,615
FNMA, 2.359%, 8/01/39	37,593	39,836
FNMA, 2.371%, 4/01/34	237,121	251,219

Quarterly Statement of Investments SeeNotes to Statement of Investments.

Franklin ETF Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.371%, 9/01/35	$290,551	$310,348
FNMA, 2.375%, 10/01/33	411,220	435,097
FNMA, 2.377%, 1/01/38	810,465	864,856
FNMA, 2.455%, 7/01/35	489,600	519,289
FNMA, 2.457%, 8/01/36	443,510	473,952
FNMA, 2.46%, 3/01/35	675,814	716,313
FNMA, 2.463%, 1/01/37	192,688	205,384
FNMA, 2.513%, 9/01/36	231,799	247,403
FNMA, 2.542%, 3/01/35	319,411	342,430
FNMA, 2.605%, 6/01/35	188,122	202,383
FNMA, 2.666%, 3/01/36	267,958	284,512
FNMA, 2.713%, 5/01/35	563,184	599,615
FNMA, 2.84%, 8/01/37	286,953	306,235
FNMA, 3.252%, 3/01/36	104,799	111,746
FNMA, 5.155%, 11/01/34	78,759	84,822
FNMA, 5.769%, 9/01/37	4,019	4,349
		9,371,890
Federal National Mortgage Association (FNMA) Fixed Rate 5.1%
[c]FNMA, 3.00%, 3/15/29	625,000	646,875
[c]FNMA, 3.50%, 3/15/29	720,000	761,287
		1,408,162
Total Mortgage-Backed Securities (Cost $16,852,453)		17,035,294
Total Investments before Short Term Investments (Cost $28,717,334)		28,880,958
	Shares
Short Term Investments (Cost $317,084) 1.1%
Money Market Funds 1.1%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	317,084	317,084
Total Investments (Cost $29,034,418) 105.3%		29,198,042

Other Assets, less Liabilities (5.3)%		(1,472,712)
Net Assets 100.0%		$27,725,330

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
February 28, 2014, the value of this security was $311,018, representing 1.12% of net assets.
b The coupon rate shown represents the rate at period end.
c A portion or all of the security purchased on a to-be-announced (TBA) basis.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
e Non-income producing.

At February 28, 2014, the Fund had the following financial futures contracts outstanding. See Note 3.
Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	3	$659,625	6/30/14	$212	$—
U.S. Treasury 10 Yr. Note	Short	6	747,188	6/19/14	—	(585)
U.S. Treasury 30 Yr. Bond	Short	3	399,188	6/19/14	—	(2,164)
Unrealized appreciation (depreciation)					212	(2,749)
Net unrealized appreciation (depreciation)						$(2,537)

ABBREVIATIONS
Selected Portfolio
FHLB - Federal Home Loan Bank
TVA - Tennessee Valley Authority

Quarterly Statement of Investments See Notes to Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index. The Trust had no operations prior to its effective date November 4, 2013, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 1,000 shares of the Fund to Franklin Resources, Inc., in exchange for a contribution of $100,000.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Franklin ETF Trust

Notes to Statement of Investments (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$29,046,017
Unrealized appreciation	$198,856
Unrealized (depreciation)	(46,831)
Net unrealized appreciation	$152,025

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial securities, interest rates, prepayment speed, credit risk, etc.)

Franklin ETF Trust

Notes to Statement of Investments (unaudited) (continued)

Franklin Short Duration U.S. Government ETF

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014 in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

Assets:
Investments in Securities:
U.S. Government and Agency Securities
Mortgage-Backed Securities
Short Term Investments
Total Investments in Securities

Financial Futures Contracts

Liabilities:
Financial Futures Contracts

Level 1	Level 2	Level 3	Total

$-	$11,845,664	$-	$11,845,664
-	17,035,294	-	17,035,294
317,084	-	-	317,084
$317,084	$28,880,958	$-	$29,198,042

$212	$-	$-	$212

2,749	-	-	2,749

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014